Offerings	Jul. 25, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, $0.00005 par value per share
Amount Registered | shares	2,250,000
Proposed Maximum Offering Price per Unit | $ / shares	53.77
Maximum Aggregate Offering Price	$ 120,982,500
Fee Rate	0.01531%
Amount of Registration Fee	$ 18,522.42
Offering Note	Pursuant to Rule 416 under the Securities Act of 1993, as amended (the “Securities Act”), there is also being registered hereby such indeterminate number of additional shares of ordinary shares as may be issued or issuable because of stock splits, stock dividends and similar transactions.Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act.Reflects the resale by the selling shareholders set forth herein of up to 2,250,000 Ordinary SharesThe registration fee for securities is calculated based on the average of the high and low prices reported by the Nasdaq Stock in July 25, 2025, and such estimate is solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants to purchase 2,250,000 Ordinary Shares at an exercise price of $6.15 per share
Amount of Registration Fee	$ 0
Offering Note	Pursuant to Rule 416 under the Securities Act of 1993, as amended (the “Securities Act”), there is also being registered hereby such indeterminate number of additional shares of ordinary shares as may be issued or issuable because of stock splits, stock dividends and similar transactions.Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants to purchase 2,250,000 Ordinary Shares at an exercise price of $7.18 per share
Amount of Registration Fee	$ 0
Offering Note	Pursuant to Rule 416 under the Securities Act of 1993, as amended (the “Securities Act”), there is also being registered hereby such indeterminate number of additional shares of ordinary shares as may be issued or issuable because of stock splits, stock dividends and similar transactions.Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants to purchase 2,250,000 Ordinary Shares at an exercise price of $8.20 per share
Amount of Registration Fee	$ 0
Offering Note	Pursuant to Rule 416 under the Securities Act of 1993, as amended (the “Securities Act”), there is also being registered hereby such indeterminate number of additional shares of ordinary shares as may be issued or issuable because of stock splits, stock dividends and similar transactions.Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants to purchase 2,250,000 Ordinary Shares at an exercise price of $10.25 per share
Amount of Registration Fee	$ 0
Offering Note	Pursuant to Rule 416 under the Securities Act of 1993, as amended (the “Securities Act”), there is also being registered hereby such indeterminate number of additional shares of ordinary shares as may be issued or issuable because of stock splits, stock dividends and similar transactions.Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants to purchase 2,250,000 Ordinary Shares at an exercise price of $12.30 per share
Amount of Registration Fee	$ 0
Offering Note	Pursuant to Rule 416 under the Securities Act of 1993, as amended (the “Securities Act”), there is also being registered hereby such indeterminate number of additional shares of ordinary shares as may be issued or issuable because of stock splits, stock dividends and similar transactions.Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act.
Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, $0.00005 par value per share
Amount Registered | shares	11,250,000
Proposed Maximum Offering Price per Unit | $ / shares	53.77
Maximum Aggregate Offering Price	$ 604,912,500
Fee Rate	0.01531%
Amount of Registration Fee	$ 92,612.11
Offering Note	Pursuant to Rule 416 under the Securities Act of 1993, as amended (the “Securities Act”), there is also being registered hereby such indeterminate number of additional shares of ordinary shares as may be issued or issuable because of stock splits, stock dividends and similar transactions.Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act.The registration fee for securities is calculated based on the average of the high and low prices reported by the Nasdaq Stock in July 25, 2025, and such estimate is solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act.Reflects the resale by the selling shareholders set forth herein of up to 11,250,000 Ordinary Shares, underlying the Warrants.